July 15, 2013

VIA EDGAR

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	RiverPark Funds Trust (“Registrant”) (File No. 333-167778) on behalf of RiverPark Structural Alpha Fund (“Fund”), a series of the Trust

Ladies and Gentlemen:

Pursuant to Rule 497(e) of the General Rules and Regulations under the Securities Act of 1933, as amended, enclosed herewith please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to the Fund’s prospectus.  The attached XBRL-coded prospectus disclosure is based on the disclosure found in the prospectus that was included in Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission electronically on April 12, 2013, and supplemented on June 27, 2013 and July 1, 2013 pursuant to Rule 497.

Sincerely,

/s/ Thomas A. Cournoyer

405 Lexington Avenue New York, NY  10174-0208

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